Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Line Items]
Summary of Group's Operating Segment Results
The table below provides a summary of the Group’s operating segment operating results for the year ended December 31,
2023
.

	For the year ended December 31, 2023
	Baidu General Business	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Revenue	103,465	31,873	(740)	134,598

Costs and expenses:
Cost of revenue	42,592	23,103	(664)	65,031
Selling, general and administrative	19,623	4,014	(118)	23,519
Research and development	22,425	1,767	—	24,192
Total costs and expenses	84,640	28,884	(782)	112,742

Operating income	18,825	2,989	42	21,856

Total other income (loss), net	4,298	(956)	—	3,342

Income before income taxes	23,123	2,033	42	25,198

Income tax expense	3,568	81	—	3,649

Net income	19,555	1,952	42	21,549

Less: net income attributable to noncontrolling interests	154	27	1,053	1,234

Net income attributable to Baidu, Inc.	19,401	1,925	(1,011)	20,315

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2024.

	For the year ended December 31, 2024
	Baidu General Business	iQIYI	Intersegment eliminations	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Revenue	104,712	29,225	(812)	133,125

Costs and expenses:
Cost of revenue	44,830	21,954	(682)	66,102
Selling, general and administrative	20,049	3,682	(111)	23,620
Research and development	20,355	1,778	—	22,133
Total costs and expenses	85,234	27,414	(793)	111,855

Operating income	19,478	1,811	(19)	21,270

Total other income (loss), net	8,311	(959)	—	7,352

Income before income taxes	27,789	852	(19)	28,622

Income tax expense	4,386	61	—	4,447

Net income	23,403	791	(19)	24,175

Less: net income (loss) attributable to noncontrolling interests	(28)	27	416	415

Net income attributable to Baidu, Inc.	23,431	764	(435)	23,760

The table below provides a summary of the Group’s operating segment operating results for the year ended December 31, 2025.

	For the year ended December 31, 2025
	Baidu General Business		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Revenue	102,485	14,655	27,290	3,902	(696)	(99)	129,079	18,458

Costs and expenses:
Cost of revenue	51,498	7,364	21,541	3,080	(603)	(86)	72,436	10,358
Selling, general and administrative	22,071	3,156	3,857	552	(85)	(12)	25,843	3,696
Research and development	18,770	2,684	1,663	238	—	—	20,433	2,922
Impairment of long-lived assets	16,190	2,315	—	—	—	—	16,190	2,315
Total costs and expenses	108,529	15,519	27,061	3,870	(688)	(98)	134,902	19,291

Operating income (loss)	(6,044)	(864)	229	32	(8)	(1)	(5,823)	(833)

Total other income (loss), net	12,828	1,834	(289)	(41)	—	—	12,539	1,793

Income (loss) before income taxes	6,784	970	(60)	(9)	(8)	(1)	6,716	960

Income tax expense	1,115	159	144	21	—	—	1,259	180

Net income (loss)	5,669	811	(204)	(30)	(8)	(1)	5,457	780

Less: net income (loss) attributable to noncontrolling interests	(22)	(3)	3	—	(113)	(16)	(132)	(19)

Net income (loss) attributable to Baidu, Inc.	5,691	814	(207)	(30)	105	15	5,589	799

Summary of Revenues Disaggregated by Segment And By Types of Products or Services
The following table presents the Group’s revenue disaggregated by types of products or services:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Online marketing services	81,203	78,563	67,837	9,701
Others (i)	53,395	54,562	61,242	8,757

Revenue	134,598	133,125	129,079	18,458

(i)	Others mainly include revenue from cloud services and iQIYI’s video membership services.